Cover Page	12 Months Ended
Mar. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Registrant Name	SUMITOMO MITSUI FINANCIAL GROUP, INC.
Entity Central Index Key	0001022837
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,374,691,194
Entity Address, Country	JP
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Entity Incorporation, State or Country Code	M0
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	001-34919
Entity Address, Address Line One	1-2, Marunouchi 1-chome
Entity Address, Address Line Two	Chiyoda-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	100-0005
Auditor Name	KPMG AZSA LLC
Auditor Firm ID	1009
Auditor Location	Tokyo, Japan
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	JP
Entity Address, Address Line One	1-2, Marunouchi 1-chome
Entity Address, Address Line Two	Chiyoda-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	100-0005
Contact Personnel Name	Jun Okahashi
Contact Personnel Fax Number	81-3-4333-9954
City Area Code	81-3
Local Phone Number	3282-8111
ADS [Member]
Document Information [Line Items]
Trading Symbol	SMFG
Security 12(b) Title	American Depositary Shares
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Security 12(b) Title	Common stock, without par value
No Trading Symbol Flag	true